Selected quarterly financial results (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected quarterly financial results (unaudited)
Selected quarterly financial results (unaudited)

	2015 Quarter
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$12,702	$12,317	$10,962	$11,030
Less: Revenues	(741)	(734)	(677)	(712)
Sales	11,961	11,583	10,285	10,318
Cost of goods sold	8,760	8,674	7,872	8,240
Gross margin	3,201	2,909	2,413	2,078
Profit (loss) [1]	$1,245	$802	$559	$(94)	[4,5]
Profit (loss) per common share	$2.06	$1.33	$0.95	$(0.16)
Profit (loss) per common share–diluted [2]	$2.03	$1.31	$0.94	$(0.16)	[3]

	2014 Quarter
	1st	2nd	3rd	4th
Sales and revenues	$13,241	$14,150	$13,549	$14,244
Less: Revenues	(748)	(759)	(791)	(744)
Sales	12,493	13,391	12,758	13,500
Cost of goods sold	9,366	10,127	9,563	11,662
Gross margin	3,127	3,264	3,195	1,838
Profit (loss) [1]	$1,014	$1,102	$1,158	$(822)	[6]
Profit (loss) per common share	$1.62	$1.76	$1.89	$(1.36)
Profit (loss) per common share–diluted [2]	$1.59	$1.73	$1.86	$(1.36)	[3]

Effective January 1, 2016, we changed our accounting principle for certain components of our defined benefit pension and other postretirement benefit plans (see Note 1.B). Previously reported numbers were as follows:

	2015 Quarter
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Cost of goods sold	$8,843	$8,762	$7,954	$8,183
Gross margin	$3,118	$2,821	$2,331	$2,135
Profit (loss) [1]	$1,111	$710	$368	$(87)
Profit (loss) per common share	$1.84	$1.18	$0.63	$(0.15)
Profit (loss) per common share–diluted [2]	$1.81	$1.16	$0.62	$(0.15)	[3]

	2014 Quarter
	1st	2nd	3rd	4th
Cost of goods sold	$9,437	$10,197	$9,634	$10,499
Gross margin	$3,056	$3,194	$3,124	$3,001
Profit (loss) [1]	$922	$999	$1,017	$757
Profit (loss) per common share	$1.47	$1.60	$1.66	$1.25
Profit (loss) per common share–diluted [2]	$1.44	$1.57	$1.63	$1.23

[1]	Profit (loss) attributable to common stockholders.

[2]	Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

[3]	The assumed exercise of stock-based compensation awards was not considered because the impact would be anti-dilutive.

[4]	The fourth quarter of 2015 includes pre-tax restructuring costs of $679 million. See Note 26 for additional information on these costs.

[5]	The fourth quarter of 2015 includes pre-tax pension and other postretirement benefit plan actuarial losses of $214 million. See Note 12 for additional information on these costs.

[6]	The fourth quarter of 2014 includes pre-tax pension and other postretirement benefit plan actuarial losses of $2.634 billion. See Note 12 for additional information on these costs.